Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for doubtful accounts receivable	$ 19	$ 19	$ 4
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	600,000,000	300,000,000	300,000,000
Common stock, shares issued	224,274,073	151,175,053	87,388,815
Common stock, shares outstanding	224,274,073	151,175,053	87,388,815
Series G Preferred Stock [Member]
Convertible Redeemable Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Convertible Redeemable Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Convertible Redeemable Preferred stock, shares issued	5,000,000	5,000,000	5,000,000
Convertible Redeemable Preferred stock, shares outstanding	5,000,000	5,000,000	5,000,000
Convertible Redeemable Preferred stock, liquidation preference	5,000	5,000	5,000
Preferred stock, shares issued		5,000,000	5,000,000
Preferred stock, shares outstanding		5,000,000	5,000,000
Series D Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	50	50	50
Preferred stock, shares issued	43	43	43
Preferred stock, shares outstanding	43	43	43
Liquidation preference	4,320	4,320	4,320
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	300,000	300,000	300,000
Preferred stock, shares outstanding	300,000	300,000	300,000
Liquidation preference	417	403	385
Series C Preferred Stock [Member]
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock, shares authorized		0	3,000,000
Preferred stock, shares issued	0	0	2,000,000
Preferred stock, shares outstanding	0	0	2,000,000
Liquidation preference		$ 0	$ 2,507